Schedule of nature and purpose of transaction amounts and outstanding balances for related parties (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 14, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Balances receivables (liabilities)		$ 16,968,871	$ 10,965,822
Amounts sales (purchases)		73,212	(769,526)	$ (832,979)
Related party transactions other than sales and purchases		$ 126,328	302,878	(35,806)
Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled	$ 976,382
Benua Hijau Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		Entity owned by Controlling Shareholder
Nature/purpose		Corporate Social Responsibility expenses
Balances receivables (liabilities)		$ (156,136)	(98,504)
Amounts sales (purchases)			(98,658)
Benua Hijau Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled	18,085
Black Hummer Security Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		An entity controlled by Tan Sri Mohd Bakri Bin Mohd Zinin, one of the directors of Tumpuan Megah
Nature/purpose		Security services
Balances receivables (liabilities)
Amounts sales (purchases)				(1,448)
Black Hummer Security Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Dato’ Mohd Suhaimi Bin Hashim [Member]
Related Party Transaction [Line Items]
Relationship		Director of Tumpuan Megah and shareholder of TMDF
Nature/purpose		Advances
Balances receivables (liabilities)		$ (237)	(224)
Amounts sales (purchases)
Dato’ Mohd Suhaimi Bin Hashim [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Pan Management Services Ltd. [Member]
Related Party Transaction [Line Items]
Relationship		Entity owned by Controlling Shareholder
Nature/purpose		Management service
Balances receivables (liabilities)		$ (72,942)	(131,081)
Amounts sales (purchases)				(234,137)
Pan Management Services Ltd. [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled	2,600
Raja Ismail Bin Raja Mohamed [Member]
Related Party Transaction [Line Items]
Relationship		Director of Tumpuan Megah
Nature/purpose		Reimbursable legal fees
Balances receivables (liabilities)		$ 1,927,246	1,823,609
Amounts sales (purchases)
Raja Ismail Bin Raja Mohamed [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Sinar Maju Logistik Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		Entity owned by Controlling Shareholder
Nature/purpose		Shipping agency services
Balances receivables (liabilities)		$ 137,715	95,841
Amounts sales (purchases)		$ (47,325)	(270,505)	(525,067)
Sinar Maju Logistik Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled	23,471
Sinar Maju Marin Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		Subsidiary of Sinar Maju Logistik Sdn. Bhd., Entity owned by Controlling Shareholder
Nature/purpose		Shipping agency services
Balances receivables (liabilities)		$ (1,665)	(1,710)
Amounts sales (purchases)		$ (17,213)	(69,404)	(71,606)
Sinar Maju Marin Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled	1,665
Straits Alliance Transport Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		Entity owned by Controlling Shareholder
Nature/purpose		Advances
Balances receivables (liabilities)		$ 1,116	1,057
Amounts sales (purchases)
Straits Alliance Transport Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Straits Energy Resources Berhad [Member]
Related Party Transaction [Line Items]
Relationship		Controlling Shareholder
Nature/purpose		Working capital advances
Balances receivables (liabilities)		$ 15,903,625	8,636,466
Amounts sales (purchases)
Straits Energy Resources Berhad [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled	888,254
Straits Management Services Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		Entity owned by Controlling Shareholder
Nature/purpose		Management service
Balances receivables (liabilities)		$ (793,078)	(395,226)
Amounts sales (purchases)			(499,091)	(269,897)
Related party transactions other than sales and purchases		$ (373,129)
Straits Management Services Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled	42,307
Victoria STS (Labuan) Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		Entity owned by Controlling Shareholder
Nature/purpose		(i) Sales of marine gas oil
Balances receivables (liabilities)		$ 11,592	27,762
Amounts sales (purchases)				151,349
Victoria STS (Labuan) Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Victoria STS (Labuan) Sdn Bhd One [Member]
Related Party Transaction [Line Items]
Nature/purpose		(ii) Sales of ship management service
Balances receivables (liabilities)		$ 8,480	935,522
Amounts sales (purchases)		$ 154,866	177,534	122,240
Victoria STS (Labuan) Sdn Bhd One [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Victoria STS (Labuan) Sdn Bhd Two [Member]
Related Party Transaction [Line Items]
Nature/purpose		(iii) Purchase of tugboat services
Balances receivables (liabilities)
Amounts sales (purchases)		$ (17,116)	(9,402)	(21,201)
Victoria STS (Labuan) Sdn Bhd Two [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Victoria 3 Limited [Member]
Related Party Transaction [Line Items]
Relationship		Subsidiary of Victoria STS (Labuan) Sdn. Bhd., Entity owned by Controlling Shareholder
Nature/purpose		Sales of ship management service
Balances receivables (liabilities)		$ 3,155	72,310
Amounts sales (purchases)				16,788
Victoria 3 Limited [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Benua Hijau Sdn Bhd One [Member]
Related Party Transaction [Line Items]
Relationship		Entity owned by Controlling Shareholder
Nature/purpose		Corporate social responsibility expenses
Related party transactions other than sales and purchases		$ (79,458)
Ho Hung Ming [Member]
Related Party Transaction [Line Items]
Relationship		Son of Dato’ Sri Kam Choy Ho
Nature/purpose		Remuneration
Related party transactions other than sales and purchases		$ (38,894)	(72,487)	(67,895)
Straits Energy Resources Berhad Two [Member]
Related Party Transaction [Line Items]
Relationship		Controlling Shareholder
Nature/purpose		Interest income
Related party transactions other than sales and purchases		$ 617,809	$ 375,365	$ 32,089